Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

The unaudited condensed consolidated financial statements include the accounts of Desktop Metal, Inc. and wholly‑owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain information and footnote disclosures normally included in condensed consolidated financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to such rules and regulations. The information as of December 31, 2019 included in the unaudited condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The unaudited condensed consolidated financial statements included in this Current Report on Form 8-K were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments (all of which are considered of a normal recurring nature) considered necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods and dates presented. The results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

These unaudited condensed consolidated financial statements and notes should be read in conjunction with the Company’s audited consolidated financial statements and related notes included elsewhere in this Current Report on Form 8-K.

Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements of the Company are presented for Desktop Metal, Inc. (“Parent”) and its wholly‑owned subsidiaries. The Company has prepared the accompanying unaudited condensed consolidated financial statements pursuant to GAAP. Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the condensed consolidated financial statements and accompanying disclosures. Although these estimates are based on the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the Company’s estimates. The results of operations presented herein are not necessarily indicative of the Company’s results for any future period.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make judgements, estimates and assumptions regarding uncertainties that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.

Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances available at the time estimates are made, including the Company’s expectation at the time regarding the duration, scope and severity of the ongoing COVID‑19 pandemic and the potential continued disruption of global economic conditions due to the pandemic. Actual results may differ from management’s estimates if these results differ from historical experience or other assumptions prove not to be substantially accurate, even if such assumptions are reasonable when made.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents include all highly liquid investments maturing within 90 days or less from the date of purchase. Cash equivalents consist of money market funds, totaling $33.9 million and $40.5 million as of September 30, 2020 and December 31, 2019, respectively, as well as other highly liquid cash equivalents totaling $0.0 million and $25.0 million as of September 30, 2020 and December 31, 2019, respectively.

Short-Term Investments

Short‑Term Investments

All of the Company’s investments, which consist of debt securities, are classified as available for sale and are carried at fair value. Unrealized gains and losses considered to be temporary in nature are recorded as a component of accumulated other comprehensive loss, net of related income taxes. The Company reviews all investments for reductions in fair value that are other than temporary. When such reductions occur, the cost of the investment is adjusted to fair value through recording a loss on investments in the condensed consolidated statements of operations. Gains and losses on investments are calculated on the basis of specific identification.

Revenue

Revenue

Product Revenue and Service Revenue

Product revenue include sales of the Company’s 3-D metal systems, which consist of modular printers furnaces, and debinders as well as sales of accessories and consumables. These consumables are primarily comprised of materials used by the printers during the printing process to produce parts and other wear items or components in the products that must be replaced after certain amounts of use.

Certain on‑premises software that is embedded with the hardware and sold with the product bundle and is included within product revenue. Revenue from products is recognized upon transfer of control, which is generally at the point of shipment. The Company typically recognizes revenue on embedded software once the customer has been given access to the software.

Services revenue includes revenue from various cloud‑based software solutions the Company offers to facilitate the design of parts and operation of the Company’s products. The Company offers multiple software products, which are licensed through either a cloud‑based solution and/or an on‑premises software subscription, depending on the product. For the cloud‑based solution, the Company typically provides an annual subscription that the customer does not have the right to take possession of and is renewed at expiration. The revenue from the cloud‑based solution is recognized ratably over the annual term as the Company considers the services provided under the cloud‑based solution to be a series of distinct performance obligations, as the Company provides continuous daily access to the cloud solution. For on‑premises software subscriptions, the Company typically recognizes revenue once the customer has been given access to the software. Service revenue also consists of installation, training, and post-installation  customer support. When the Company enters into development contracts, control of the development service is transferred over time, and the related revenue is recognized over time.

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, on January 1, 2018, using the full retrospective method. Revenue is measured as the amount of consideration expected to be received in exchange for transferring goods or providing services. The amount of consideration is typically a fixed price at the contract inception. Consideration from shipping and handling is recorded on a gross basis within product revenue.

The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer
•	Identification of the performance obligations in the contract
•	Determination of the transaction price
•	Allocation of the transaction price to the performance obligations in the contract
•	Recognition of revenue when, or as, the Company satisfies a performance obligation

Nature of Products and Services

The Company sells its products primarily through authorized resellers, independent sales agents, and its own internal sales team. Revenue from hardware and consumables is recognized upon transfer of control, which is generally at the point of shipment.

The cloud‑based software solution is typically provided as an annual license that the customer does not have the right to take possession of and is renewed each year. The revenue from the cloud‑based solution is recognized ratably over the annual term as the Company considers the services provided under the licenses to be a series of distinct performance obligations. For the on‑premise software, the Company typically recognizes revenue once the customer has been given access to the software.

The Company’s post-installation customer support is primarily sold through one‑year annual contracts and such revenue is recognized ratably over the term of the agreement. Service Revenue from installation and training is recognized as performed.

The Company’s terms of sale generally provide payment terms that are customary in the countries where the Company transacts business. To reduce credit risk in connection with certain sales, the Company may, depending upon the circumstances, require significant deposits or payment in full prior to shipment.

Due to the short‑term nature of the Company’s contracts substantially all of the outstanding performance obligations are recognized within one year.

Shipping and handling activities that occur after control over a product has transferred to a customer are accounted for as fulfillment activities rather than performance obligations, as allowed under a practical expedient provided by ASC 606. The shipping and handling fees charged to customers are recognized as revenue and the related costs are included in cost of sales at the point in time when ownership of the product is transferred to the customer. Sales taxes and value added taxes collected concurrently with revenue generating activities are excluded from revenue.

Significant Judgements

The Company enters into contracts with customers that can include hardware products and cloud-based software, which are determined to be distinct and accounted for as separate performance obligations. Products or services that are promised to a customer can be considered distinct if both of the following criteria are met: (i) the customer can benefit from the products or services either on its own or together with other readily available resources and (ii) the Company’s promise to transfer the products, software, or services to the customer is separately identifiable from other promises in the contract. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment.

Judgement is required to determine the standalone selling price (SSP). The transaction price is allocated to each distinct performance obligation on a relative standalone selling price basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on historical transaction data of the observable prices of hardware products sold separately in comparable circumstances to similar customers, observable renewal rates for software and post-installation support, and the Company’s best estimates selling price at which the Company would have sold the product regularly on a stand‑alone basis for training and installation. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

Contract Balances

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, customer deposits and deferred revenues (contract liabilities) on the condensed consolidated balance sheets. Timing of revenue recognition may differ from the timing of invoicing to customers. The Company records a receivable at the time of invoicing. For most of the Company’s contracts, customers are invoiced when products are shipped or when services are performed. The Company typically bills in advance for post‑installation support and cloud‑based software licenses, resulting in deferred revenue.

The Company’s deferred revenue balance was $1.1 million and $2.2 million as of September 30, 2020 and December 31, 2019, respectively. The deferred revenue consists primarily of billed post-installation customer support and cloud‑based software licenses that are recognized ratably over the term of the agreement, and to a lesser extent related to contracts that have outstanding performance obligations, and contracts that have acceptance terms that have not yet been fulfilled.

When products have been delivered, but the product revenue associated with the arrangement has been deferred as described above, the Company includes the costs for the delivered items in prepaid expenses and other current assets on the condensed consolidated balance sheets until recognition of the related revenue occurs, at which time it is recognized in cost of sales. The Company’s deferred cost of sales balance was $0 and $0.3 million as of September 30, 2020 and December 31, 2019, respectively.

As the Company’s contracts are primarily one year or less, substantially all deferred revenue outstanding at the end of the fiscal year is recognized during the following year.

For the periods ended September 30, 2020 and 2019, the Company paid commissions to its external partners and internal sales team. The Company acts as a principal in the contracts with its partners as the Company controls the product, establishes the price, and bears the risk of nonperformance. The Company records the revenue on a gross basis and commissions are recorded as a sales and marketing expense. The Company recognizes its commission expense as a point‑in‑time expense as contract obligations are primarily completed within a one‑year contract period.

See Note 12 for additional information related to disaggregation of revenue.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

In evaluating the collectability of accounts receivable, the Company assesses a number of factors, including specific customers’ abilities to meet their financial obligations, the length of time receivables are past due, and historical collection experience. If circumstances related to specific customers change, or economic conditions deteriorate such that past collection experience is no longer relevant, the Company’s estimate of the recoverability of accounts receivable could be further reduced from the levels provided for in the condensed consolidated financial statements.

The Company evaluates specific accounts for which the Company believes a customer may have an inability to meet their financial obligations. In these cases, the Company uses judgment, based on available facts and circumstances, and records a specific reserve for that customer to reduce the receivable to an amount the Company expects to collect. These specific reserves are reevaluated and adjusted as additional information is received that impacts the amount reserved.

As of September 30, 2020, and December 31, 2019, the Company has recorded $0.5 million and $0.2 million respectively, in allowance for doubtful accounts. Bad debt expense was $0.3 million and $0 million for the nine months ended September 30, 2020 and September 30, 2019, respectively.

As of September 30, 2020, the Company had one customer that represented 10% or more of accounts receivables, which accounted for 10% of total accounts receivable.  As of December 31, 2019, no single customer accounted for more than 10% of total accounts receivables.

Net Loss Per share

Net Loss Per share

The Company presents basic and diluted loss per common share amounts. Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding during the applicable period.

The denominator for diluted net loss per share is a computation of the weighted‑average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive shares outstanding include the dilutive effect of in‑the‑money options, unvested Restricted Stock Agreements (“RSAs”), and unvested Restricted Stock Units (“RSUs”) using the treasury stock method. In periods in which the Company reports a net loss, diluted net loss per share is generally the same as basic net loss per share since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

See Note 14 for further information.

Warranty Reserve

Warranty Reserve

Substantially all of the Company’s products, including hardware, and software are covered by a standard assurance warranty of one year. In the event of a failure of a hardware or software product covered by this warranty, the Company may repair or replace the software or hardware product at its option. The Company’s warranty reserve reflects estimated material and labor costs for potential or actual product issues in its installed base for which the Company expects to incur an obligation. The Company periodically assesses the adequacy of the warranty reserve and adjusts the amount as necessary. If the data used to calculate the adequacy of the warranty reserve are not indicative of future requirements, additional or reduced warranty reserves may be required.

As of September 30, 2020 and December 31, 2019, the Company has recorded $1.7 million and $1.5 million, respectively, of warranty reserve within accrued expenses and other current liabilities on the condensed consolidated balance sheets. Accrued warranty at each balance sheet date consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Warranty reserve, at the beginning of the year	$1,491	$116
Additions to warranty reserve	375	2,352
Claims fulfilled	(132)	(977)
Warranty reserve, at the end of the period	$1,734	$1,491

Warranty reserve is recorded in cost of sales in the condensed consolidated statement of operations.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value, determined on a first‑in, first‑out basis, and consists of the following (in thousands):

	September 30, 2020	December 31, 2019
Work in process	$3,062	$1,081
Finished goods	7,301	7,324
	$10,363	$8,405

The Company provides for inventory losses based on obsolescence and levels in excess of forecasted demand. In these cases, inventory is reduced to the estimated net realizable value based on historical usage and expected demand.

Inventory provisions based on obsolescence and inventory in excess of forecasted demand are recorded in cost of sales in the condensed consolidated statement of operations.

Concentrations of Credit Risk and Off-Balance-Sheet Risk

Concentrations of Credit Risk and Off‑Balance‑Sheet Risk

The Company has no significant off‑balance‑sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially expose the Company to concentrations of credit risk consist mainly of cash and cash equivalents. The Company maintains its cash and cash equivalents principally with accredited financial institutions of high‑credit standing.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is included in the determination of net income or loss. Depreciation is recorded using the straight‑line method over the estimated useful lives of the related assets.

Business Combinations

Business Combinations

The Company allocates the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values. The estimates used to value the net assets acquired are based in part on historical experience and information obtained from the management of the acquired company. The Company generally values the identifiable intangible assets acquired using a discounted cash flow model. The significant estimates used in valuing certain of the intangible assets, include, but are not limited to future expected cash flows of the asset, discount rates to determine the present value of the future cash flows and expected technology life cycles. Intangible assets are amortized over their estimated useful life; the period over which the Company anticipates generating economic benefit from the asset. Fair value adjustments subsequent to the acquisition date, that are not measurement period adjustments, are recognized in earnings.

Deferred Transaction Costs and Transaction Costs Payable

Deferred Transaction Costs and Transaction Costs Payable

As part of the contemplated reverse recapitalization transaction with Trine Acquisition Corp, (“Trine”) the details of which are discussed in an initial S-4 filed with the SEC by on September 15, 2020 and subsequent amendments, the Company has accrued direct and incremental transaction costs related to the merger which will be deducted from the combined entity’s additional paid-in capital at the closing of the transaction when the proceeds are received.

As of September 30, 2020, the Company had recorded $2.3 million of transaction costs payable to advisers, which $1.7 million is included in accounts payable and $0.6 million is included in accrued expenses and other current liabilities in the condensed consolidated balance sheets.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company has recorded $2.3 million of goodwill and $3.3 million of acquired technology as a result of two business combinations completed during the year ended December 31, 2019. As of September 30, 2020, the Company has recorded $0.8 million of accumulated amortization on the acquired technology.

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition that is not individually identified and separately recorded. The excess of the purchase price over the estimated fair value of net assets of businesses acquired in a business combination is recognized as goodwill. Intangible assets consist of identifiable intangible assets, including developed technology, resulting from the Company’s acquisitions.

Goodwill is not amortized but is tested for impairment at least annually (as of the first day of the fourth quarter) or as circumstances indicate the value may no longer be recoverable. To assess if goodwill is impaired, the Company performs a qualitative assessment to determine whether further impairment testing is necessary. The Company then compares the carrying amount of the single reporting unit to the fair value of the reporting unit. An excess carrying value over fair value would indicate that goodwill may be impaired.

The Company evaluates definite‑lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If indicators of impairment are present, the Company then compares the estimated undiscounted cash flows that the specific asset is expected to generate to its carrying value. If such assets are impaired, the impairment recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value.

To date, there have been no impairments of goodwill or intangible assets. Intangible assets are amortized over their useful lives.

Impairment of Long-Lived Assets

Impairment of Long‑Lived Assets

The Company evaluates whether events or circumstances have occurred that indicate that the estimated remaining useful life of its long‑lived assets may warrant revision or that the carrying value of these assets may be impaired. The Company does not believe that any events have occurred through September 30, 2020, that would indicate its long‑lived assets are impaired.

Stock-Based Compensation

Stock‑Based Compensation

The Company accounts for all stock options granted to employees and nonemployees using a fair value method. Stock‑based compensation is measured at the grant‑date fair value of the award and is then recognized as the related services are rendered, typically over the vesting period. The measurement date for employee awards is generally the date of the grant and the measurement date for nonemployee awards is generally the date the performance of services is completed. The Company estimates forfeitures that will occur in their determination of the expense recorded.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s condensed consolidated financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the condensed consolidated financial statements carrying amounts and the tax bases of existing assets and liabilities and for loss and credit carryforwards, using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized.

The Company provides reserves for potential payments of taxes to various tax authorities related to uncertain tax positions. Amounts recognized are based on a determination of whether a tax benefit taken by the Company in its tax filings or positions is “more likely than not” to be sustained on audit. The amount recognized is equal to the largest amount that is more than 50% likely to be sustained. Interest and penalties associated with uncertain tax positions are recorded as a component of income tax expense. As of September 30, 2020 and December 31, 2019, the Company has not identified any uncertain tax positions for which reserves would be required.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in Accounting Standards Codification 740, Income Taxes. It also clarifies certain aspects of the existing guidance to promote more consistent application. This standard is effective for calendar‑year public business entities in 2021 and interim periods within that year, and early adoption is permitted. The Company is currently in the process of evaluating the impact the new standard will have on the consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation‑Stock Compensation (Topic 718): Improvements to Nonemployee Share‑Based Payment Accounting, which substantially aligns the measurement and classification guidance for share‑based payments to nonemployees with the guidance for share‑based payments to employees. The ASU also clarifies that any share‑based payment issued to a customer should be evaluated by the new revenue recognition standard. The new ASU requires a modified retrospective transition approach. The ASU is effective for the Company for the year ending December 31, 2020. Due to the Company’s Emerging Growth Company (EGC) status, the Company is permitted to defer adoption of ASU 2018‑07 in interim periods and adopt for its annual financial statements. Refer to Note 11 for discussion on stock‑compensation expense.

In January 2017, the FASB issued ASU No. 2017‑04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017‑ 04”), which eliminates the performance of Step 2 from the goodwill impairment test. In performing its annual or interim impairment testing, an entity will instead compare the fair value of the reporting unit with its carrying amount and recognize any impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax‑deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss. As a smaller reporting company pursuant to Rule 12b‑2 of the Securities Exchange Act of 1934, as amended, these changes become effective for the Company on January 1, 2023. The Company is currently evaluating the potential impact of these changes on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016‑13, “Financial Instruments—Credit Losses.” This ASU added a new impairment model (known as the current expected credit loss (“CECL”) model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. The CECL model applies to most debt instruments, trade receivables, lease receivables, financial guarantee contracts, and other loan commitments. The CECL model does not have a minimum threshold for recognition of impairment losses and entities will need to measure expected credit losses on assets that have a low risk of loss. As a smaller reporting company pursuant to Rule 12b‑2 of the Securities Exchange Act of 1934, as amended, these changes become effective for the Company on January 1, 2023. The Company is currently evaluating the potential impact of these changes on its consolidated financial statements